LEASES (Tables) - Notable Labs Inc [Member]	12 Months Ended
Dec. 31, 2022
LeasesLineItems [Line Items]
SCHEDULE OF LEASE COST

The following table summarizes total lease expense during the year ended December 31, 2022 and 2021 (in thousands):

	December 31, 2022	December 31, 2021
Cash paid for operating lease liabilities	$751	$732
Operating lease expense	749	747
Variable lease expense	94	94
Short-term lease expense	167	126

SCHEDULE OF MATURITIES OF THE FINANCE LEASE TO THE FINANCE LEASE LIABILITIES

The following table summarizes maturities of lease liabilities and the reconciliation of lease liabilities as of December 31, 2022 (in thousands):

Lease Obligation
2023	$366
2024 and thereafter	—
Total future undiscounted lease payments	366
Less: imputed interest	(5)
Total lease liabilities	$361

SCHEDULE OF ROU ASSETS AND RELATED LEASE LIABILITIES

Information related to the Company’s ROU assets and related lease liabilities was as follows (in thousands except for remaining lease term and discount rate):

	December 31, 2022
	Facilities Leases	Equipment Leases
Current operating lease liabilities	$211	$150
Non-current operating lease liabilities	—	—
Weighted average remaining lease term in years	0.3	0.7
Weighted average discount rate	7.0%	7.2%

	December 31, 2021
	Facilities Leases	Equipment Leases
Current operating lease liabilities	$490	$77
Non-current operating lease liabilities	197	41
Weighted average remaining lease term in years	1.3	1.4
Weighted average discount rate	7.0%	5.6%